Capital and Funding - Summary of Consolidated Statement of Changes in Equity: Analysis of Other Reserves (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unilever PLC [member]
Disclosure of reserves within equity [line items]
Conversion rate for ordinary shares nominal value	€ 1.121	€ 5.143